Statement of Cash Flows (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating Activities:
Net income	$ 279.1	$ 93.5	$ 143.5		$ 113.4		$ 107.1
Adjustments to reconcile net income to net cash flow provided by operating activities:
Depreciation and amortization	146.6	146.5	195.8		196.8		211.9
Deferred tax (benefit) liability	(246.4)	4.7	(15.5)		(6.6)		32.8
Stock-based compensation	10.9	5.8	7.5	[1]	5.7	[1]	5.0	[1]
Provision for doubtful accounts	2.3	0.3	0.4		3.1		3.0
Net (gain) loss on dispositions	(1.4)	(9.8)	(27.3)		2.2		2.0
Equity in earnings of investee companies, net of tax	(1.4)	(1.9)	(2.5)		(2.2)		(1.7)
Distributions from investee companies	3.2	3.9	4.4		6.4		6.2
Amortization of deferred financing costs and debt discount	10.7	0
Increase (Decrease) in Operating Capital [Abstract]
(Increase) decrease in receivables			(7.1)		7.6		7.6
Decrease in prepaid expenses and other current assets			9.5		3.9		1.2
Increase (decrease) in accounts payable and accrued expenses			(32.2)		(26.5)		(35.7)
Increase (decrease) in deferred revenues			7.1		0.9		(2.5)
(Decrease) increase in income taxes			(6.5)		(3.8)		1.8
Other, net			4.0		5.0		1.4
Change in assets and liabilities, net of investing and financing activities	(19.1)	(64.3)
Net cash flow provided by operating activities	184.5	178.7	281.1		305.9		340.1
Investing Activities:
Capital expenditures	(43.6)	(41.5)	(60.9)		(48.2)		(43.6)
Acquisitions	0	(10.7)	(11.5)		(0.4)		(7.9)
Proceeds from dispositions	2.3	11.1	28.7		0.5		0.8
Net cash flow used for investing activities	(41.3)	(41.1)	(43.7)		(48.1)		(50.7)
Financing Activities:
Proceeds from IPO	615.0	0
Proceeds from long-term debt borrowings	1,598.0	0
Deferred financing fees	(24.8)	0
Excess tax benefit from stock-based compensation	0	5.5	5.8		2.9		2.3
Distribution of debt and IPO proceeds to CBS	(2,038.8)	0
Net cash contribution from (distribution to) CBS	39.8	(138.6)	(232.6)		(279.7)		(269.4)
Dividends	(88.8)	0
Other			(0.2)		(0.2)		(0.2)
Net cash flow provided by (used for) financing activities	100.4	(133.1)	(227.0)		(277.0)		(267.3)
Effect of exchange rate changes on cash and cash equivalents	(1.2)	(0.6)	(0.8)		1.8		(3.5)
Net increase in cash and cash equivalents	242.4	3.9	9.6		(17.4)		18.6
Cash and cash equivalents at beginning of period	29.8	20.2	20.2		37.6		19.0
Cash and cash equivalents at end of period	272.2	24.1	29.8		20.2		37.6
Supplemental disclosure of cash flow Information:
Cash paid for income taxes	31.4	75.3	112.8		96.5		50.9
Cash paid for interest	25.6	0
Non-cash investing and financing activities:
Investments in investee companies			13.1		0		0
Accrued purchases of property and equipment	$ 3.5	$ 1.7	$ 12.8		$ 15.5		$ 10.1

[1]	(a)Stock-based compensation is classified as a Corporate expense.